Note 6 - Loans, Net of Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Discosure of loans, net [text block]
(thousands of Canadian dollars)
	2023	2022

Point-of-sale loans and leases	$2,879,320	$2,220,894
Commercial real estate mortgages	889,069	710,369
Commercial real estate loans	8,793	13,165
Public sector and other financing	55,054	35,452
	3,832,236	2,979,880

Allowance for credit losses	(2,513)	(1,904)
Accrued interest	20,681	14,702

Total loans, net of allowance for credit losses	$3,850,404	$2,992,678

Disclosure of loans by lending asset category [text block]
	As at October 31, 2023				As at October 31, 2022
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$2,873,078	$6,242	$-	$2,879,320	$2,215,388	$5,227	$279	$2,220,894
ECL allowance	100	-	-	100	545	-	-	545
EL %	0.00%	0.00%	0.00%	0.00%	0.02%	0.00%	0.00%	0.02%
Commercial real estate mortgages	$717,755	$155,993	$15,321	$889,069	$599,113	$111,256	$-	$710,369
ECL allowance	1,699	523	-	2,222	1,150	137	-	1,287
EL %	0.24%	0.34%	0.00%	0.25%	0.19%	0.12%	0.00%	0.18%
Commercial real estate loans	$8,793	$-	$-	$8,793	$13,165	$-	$-	$13,165
ECL allowance	42	-	-	42	54	-	-	54
EL %	0.48%	0.00%	0.00%	0.48%	0.41%	0.00%	0.00%	0.41%
Public sector and other financing	$49,293	$5,761	$-	$55,054	$35,273	$179	$-	$35,452
ECL allowance	104	45	-	149	17	1	-	18
EL %	0.21%	0.78%	0.00%	0.27%	0.05%	0.56%	0.00%	0.05%
Total loans	$3,648,919	$167,996	$15,321	$3,832,236	$2,862,939	$116,662	$279	$2,979,880
Total ECL allowance	1,945	568	-	2,513	1,766	138	-	1,904
Total EL %	0.05%	0.34%	0.00%	0.07%	0.06%	0.12%	0.00%	0.06%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL
		Upside	Baseline	Downside

Allowance for expected credit losses	$2,513	$1,409	$1,939	$2,975
Variance from reported ECL		(1,104)	(575)	462
Variance from reported ECL (%)		(44%)	(23%)	18%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	160	(160)	-	-
Transfer in (out) to Stage 2	(340)	340	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(265)	(180)	-	(445)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(445)	-	-	(445)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$100	$-	$-	$100

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	279	(279)	-	-
Transfer in (out) to Stage 2	(581)	581	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	668	113	(13)	768
Loan originations	604	4	-	608
Derecognitions and maturities	(421)	(20)	-	(441)
Provision for (recovery of) credit losses	549	386	-	935
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,699	$523	$-	$2,222

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(6)	-	-	(6)
Loan originations	-	-	-	-
Derecognitions and maturities	(6)	-	-	(6)
Provision for (recovery of) credit losses	(12)	-	-	(12)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$42	$-	$-	$42

Public sector and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(8)	8	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	12	13	-	25
Loan originations	83	23	-	106
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	87	44	-	131
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$104	$45	$-	$149

Total balance at end of period	$1,945	$568	$-	$2,513
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$275	$-	$-	$275
Transfer in (out) to Stage 1	91	(91)	-	-
Transfer in (out) to Stage 2	(186)	186	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	365	(95)	-	270
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	270	-	-	270
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$545	$-	$-	$545

Commercial real estate mortgages
Balance at beginning of period	$980	$134	$-	$1,114
Transfer in (out) to Stage 1	75	(75)	-	-
Transfer in (out) to Stage 2	(129)	129	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	74	(29)	-	45
Loan originations	286	-	-	286
Derecognitions and maturities	(136)	(22)	-	(158)
Provision for (recovery of) credit losses	170	3	-	173
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,150	$137	$-	$1,287

Commercial real estate loans
Balance at beginning of period	$45	$-	$-	$45
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	9	-	-	9
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	9	-	-	9
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$54	$-	$-	$54

Public sector and other financing
Balance at beginning of period	$16	$3	$-	$19
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	2	(2)	-	-
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	-	(1)
Provision for (recovery of) credit losses	1	(2)	-	(1)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$17	$1	$-	$18

Total balance at end of period	$1,766	$138	$-	$1,904

Disclosure for maturity analysis of loans, net of allowance [text block]
(thousands of Canadian dollars)
		Within	3 months to	1 year to	2 years to	Over	2023	2022
	Floating	3 months	1 year	2 years	5 years	5 years	Total	Total

Total loans	$811,219	$101,786	$355,277	$224,579	$1,682,029	$657,346	$3,832,236	$2,979,880
Average effective yield	9.61%	6.42%	6.76%	5.59%	5.93%	6.25%	6.84%	5.85%